EATON VANCE GROWTH TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statement of additional information dated February 1, 2007 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 98 (“Amendment No. 98”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 98 was filed electronically with the Commission (Accession No. 0000940394-07-000042) on January 25, 2007:

Eaton Vance-Atlanta Capital Bond Fund Eaton Vance-Atlanta Capital Large-Cap Growth Fund Eaton Vance-Atlanta Capital SMID-Cap Fund

EATON VANCE GROWTH TRUST
By: /s/ Maureen A. Gemma
Maureen A. Gemma, Assistant Secretary

Date: February 2, 2007